DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)			6 Months Ended	12 Months Ended
	Jan. 06, 2023 USD ($) item $ / shares	Jan. 14, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Apr. 03, 2023 USD ($)
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		11,500,000
Unit price | $ / shares		$ 10.10
Gross proceeds		$ 116,150,000
Minimum net tangible assets upon consummation of the Business Combination					$ 50,000,000
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO				4.50%
Aggregate amount due				$ 5,175,000
Number of shares of common stock to be issued | shares				250,000
Percentage of assets held in trust required			80.00%	80.00%
Percentage of post transaction ownership required			50.00%	50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares			$ 10.10	$ 10.10
Minimum amount of net intangible assets			$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision			15.00%	15.00%
Percentage of commitment redemption			100.00%	100.00%
Number of days from closing of IPO for shares redemption			10	10
Maximum amount of dissolution expenses			$ 100,000	$ 100,000
Share price per share | $ / shares	$ 10.20		$ 10.10	$ 10.10
Bank balance			$ 258,551	$ 809,481
Working capital deficit			2,191,908	248,249
Subsequent event
Description of Organization and Business Operations and Liquidity
Share price per share | $ / shares	$ 10.20
Maximum number of times for extension of the date by which the company has to consummate business combination | item	6
Additional extension period each time for the company to consummate business combination	1 month
Deposit into the trust account for each one-month extension	$ 10,000
Number of months to consummate business combination from the closing of IPO, after extensions	1 month
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		10,000,000
Unit price | $ / shares		$ 10.00
Gross proceeds		$ 100,000,000
Aggregate offering cost			1,029,116	1,029,116
Underwriters fees			500,000	500,000
Other offering cost			$ 529,116	$ 529,116
Percentage of business combination marketing agreement fee payable on gross proceeds of IPO				4.50%
Aggregate amount due				$ 5,175,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Number of shares issuable per warrant (in shares) | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		1,500,000	1,500,000	1,500,000
Unit price | $ / shares		$ 10.00
Gross proceeds		$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		361,000
Unit price | $ / shares		$ 10.00
Gross proceeds		$ 3,610,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		15,000
Gross proceeds		$ 150,000